Share capital (Tables)	9 Months Ended
Apr. 30, 2025
Share capital [Abstract]
Share Purchase Warrants Outstanding
The continuity of share purchase warrants is as follows:

	Number of warrants	Weighted Average Exercise price	Remaining life (Years)
Balance, July 31, 2023	1,509,817	$4.25	1.85
Exercised	(180,971)	$0.97	-
Balance, July 31, 2024	1,328,846	$4.72	0.67
Issued on RTO (Note 4)	22,699,987	$1.52	-
Exercised	(91,760)	$0.95	-
Expired	(1,038,016)	$5.67	-
Balance, April 30, 2025	22,899,057	$1.52	4.74

13.	Share capital (continued)

As at April 30, 2025, the following share purchase warrants were outstanding:

Number of warrants outstanding	Exercise price	Expiry date
12,999	CAD$13.08	June 30, 2025
186,071	CAD$1.31	September 29, 2026
22,699,987*	$1.52	November 6, 2029
22,899,057
*Each warrant exercisable for 0.9692 common stock.

Stock Options Activity
The continuity of the Company’s stock options is as follows:

	Number of options	Weighted average exercise price
Outstanding, October 31, 2024 and July 31, 2024	627,786	$4.01
Forfeited	(13,991)	$3.79
Granted	500,000	$0.23
Cancelled	(27,301)	$3.79
Outstanding, April 30, 2025	1,086,494	$2.28
Exercisable, July 31, 2024	334,964	$4.01
Exercisable, April 30, 2025	446,102	$3.99

Stock Options Outstanding and Exercisable
As at April 30, 2025, the following stock options were outstanding and exercisable:

Number of options outstanding	Exercise price	Expiry date	Number of options exercisable
26,763	CAD$5.24	January 17, 2028	26,763
91,760	CAD$5.24	February 6, 2028	91,760
84,113	CAD$7.26	May 15, 2028	53,909
7,646	CAD$7.72	June 26, 2028	5,734
229,398	CAD$5.24	January 17, 2032	160,578
45,880	CAD$5.24	March 1, 2032	32,116
9,176	CAD$5.24	March 14, 2032	6,424
76,466	CAD$5.24	October 12, 2032	53,526
15,292	CAD$5.24	February 6, 2033	15,292
500,000	$0.23	March 26, 2030	-
1,086,494			446,102

RSUs Outstanding
The continuity of the Company’s RSU’s is as follows:

Number of RSU’s
Outstanding, July 31, 2023	1,036,892
Granted	177,949
Outstanding, July 31, 2024	1,214,841
Granted	305,867
Forfeited	(37,541)
Outstanding, April 30, 2025	1,483,167

As at April 30, 2025, the following RSUs were outstanding and vested:

Number of RSUs outstanding	Grant date	Number of RSUs Vested
9,176	November 30, 2021	9,176
382,335	December 24, 2021	267,634
10,094	March 1, 2022	10,094
627,029	March 14, 2022	452,684
148,666	July 30, 2024	55,332
305,867	March 26, 2025	214,107
1,483,167		1,009,027

Weighted Average Common Shares Outstanding
	Nine months ended April 30,	Nine months ended April 30,	Three months ended April 30,	Three months ended April 30,
	2025	2024	2025	2024

Net income (loss)	$(5,091,435)	$(6,828,193)	$3,522,625	$(1,717,619)

Weighted average number of shares:
Issued common shares at the beginning of the period	11,638,713	11,457,741	28,343,067	11,638,712
Effect of common shares issued during the period	10,885,479	169,120	803,206	-
Weighted average number of shares - basic	22,524,192	11,626,861	29,146,273	11,638,712
Restricted Stock Units in issuance	-	-	1,483,167	-
Weighted average number of shares - diluted	22,524,192	11,626,861	30,629,440	11,638,712

Net income (loss) per share, basic	$(0.23)	$(0.59)	$0.12	$(0.15)
Net income (loss) per share, diluted	$(0.23)	$(0.59)	$0.12	$(0.15)